Schedule of Minimum Cash Lease Payments (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Rou Assets And Operating Lease Liabilities
Cash outflows for operating leases	$ 41,143	$ 41,049	$ 40,953